                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ] Amendment Number : __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Enceladus Investment Management, LLC
Address: 2626 Cole Avenue
         Suite 705
         Dallas, Texas 75204

Form 13F File Number: 28-12874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  R. Kevin Hardage
Title: Manager and Chief Compliance Officer
Phone: (214) 468-0104

Signature, Place, and Date of Signing:


/s/ R. Kevin Hardage                            Dallas, TX          May 15, 2009
-------------------------------------   -------------------------   ------------
(Signature)                                   (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       110
Form 13F Information Table Value Total:   111,250 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

1ST QTR 2009

             COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                     TITLE OF                VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
          NAME OF ISSUER               CLASS       CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
          --------------          -------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ -------
3M CO                                   COM      88579Y101      691  13,889 SH   --     SOLE       --     --    --    13,889
ABBOTT LABS                             COM      002824100      910  19,082 SH   --     SOLE       --     --    --    19,082
ABM INDS INC                            COM      000957100      259  15,800 SH   --     SOLE       --     --    --    15,800
AFLAC INC                               COM      001055102      640  33,037 SH   --     SOLE       --     --    --    33,037
AIR PRODS & CHEMS INC                   COM      009158106      330   5,862 SH   --     SOLE       --     --    --     5,862
ALLERGAN INC                            COM      018490102    1,111  23,254 SH   --     SOLE       --     --    --    23,254
AMERICA MOVIL SAB DE CV           SPON ADR L SHS 02364W105    1,401  51,750 SH   --     SOLE       --     --    --    51,750
AMGEN INC                               COM      031162100    1,224  24,718 SH   --     SOLE       --     --    --    24,718
ANADARKO PETE CORP                      COM      032511107      718  18,472 SH   --     SOLE       --     --    --    18,472
AON CORP                                COM      037389103      423  10,355 SH   --     SOLE       --     --    --    10,355
APACHE CORP                             COM      037411105      484   7,550 SH   --     SOLE       --     --    --     7,550
APOLLO GROUP INC                       CL A      037604105      201   2,563 SH   --     SOLE       --     --    --     2,563
AT&T INC                                COM      00206R102      642  25,467 SH   --     SOLE       --     --    --    25,467
ATMOS ENERGY CORP                       COM      049560105      280  12,100 SH   --     SOLE       --     --    --    12,100
AUTOMATIC DATA PROCESSING IN            COM      053015103    1,930  54,887 SH   --     SOLE       --     --    --    54,887
BANK OF AMERICA CORPORATION             COM      060505104      236  34,537 SH   --     SOLE       --     --    --    34,537
BECTON DICKINSON & CO                   COM      075887109      517   7,686 SH   --     SOLE       --     --    --     7,686
BERKSHIRE HATHAWAY INC DEL             CL B      084670207    3,460   1,227 SH   --     SOLE       --     --    --     1,227
BP PLC                             SPONSORED ADR 055622104      480  11,969 SH   --     SOLE       --     --    --    11,969
CADBURY PLC                          SPONS ADR   12721E102    1,000  32,998 SH   --     SOLE       --     --    --    32,998
CARBO CERAMICS INC                      COM      140781105    1,462  51,400 SH   --     SOLE       --     --    --    51,400
CHESAPEAKE ENERGY CORP                  COM      165167107      347  20,353 SH   --     SOLE       --     --    --    20,353
CHEVRON CORP NEW                        COM      166764100      441   6,555 SH   --     SOLE       --     --    --     6,555
CHUBB CORP                              COM      171232101    1,779  42,034 SH   --     SOLE       --     --    --    42,034
CISCO SYS INC                           COM      17275R102    1,967 103,368 SH   --     SOLE       --     --    --   103,368
CITIGROUP INC                           COM      172967101       64  25,248 SH   --     SOLE       --     --    --    25,248
COCA COLA CO                            COM      191216100      861  19,594 SH   --     SOLE       --     --    --    19,594
COLGATE PALMOLIVE CO                    COM      194162103      411   6,968 SH   --     SOLE       --     --    --     6,968
COMCAST CORP NEW                       CL A      20030N101      403  29,572 SH   --     SOLE       --     --    --    29,572
CONOCOPHILLIPS                          COM      20825C104      433  11,048 SH   --     SOLE       --     --    --    11,048
COSTCO WHSL CORP NEW                    COM      22160K105      754  16,285 SH   --     SOLE       --     --    --    16,285
CULLEN FROST BANKERS INC                COM      229899109      798  17,000 SH   --     SOLE       --     --    --    17,000
CVS CAREMARK CORPORATION                COM      126650100    1,626  59,161 SH   --     SOLE       --     --    --    59,161
DELL INC                                COM      24702R101      360  37,990 SH   --     SOLE       --     --    --    37,990
DEVON ENERGY CORP NEW                   COM      25179M103      726  16,256 SH   --     SOLE       --     --    --    16,256
DIEBOLD INC                             COM      253651103      228  10,700 SH   --     SOLE       --     --    --    10,700
DISNEY WALT CO                      COM DISNEY   254687106      198  10,884 SH   --     SOLE       --     --    --    10,884
DOMINION RES INC VA NEW                 COM      25746U109      508  16,392 SH   --     SOLE       --     --    --    16,392
DR PEPPER SNAPPLE GROUP INC             COM      26138E109      426  25,180 SH   --     SOLE       --     --    --    25,180
DUKE REALTY CORP                      COM NEW    264411505      204  37,154 SH   --     SOLE       --     --    --    37,154
EMERSON ELEC CO                         COM      291011104    2,097  73,380 SH   --     SOLE       --     --    --    73,380
ENDO PHARMACEUTICALS HLDGS INC I        COM      29264F205    1,799 101,750 SH   --     SOLE       --     --    --   101,750
ENTERGY CORP NEW                        COM      29364G103      571   8,380 SH   --     SOLE       --     --    --     8,380
EXXON MOBIL CORP                        COM      30231G102    3,439  50,500 SH   --     SOLE       --     --    --    50,500
FEI CO                                  COM      30241L109      543  35,200 SH   --     SOLE       --     --    --    35,200
FLUOR CORP NEW                          COM      343412102    1,171  33,886 SH   --     SOLE       --     --    --    33,886
FPL GROUP INC                           COM      302571104      627  12,350 SH   --     SOLE       --     --    --    12,350

                           FORM 13F INFORMATION TABLE

1ST QTR 2009

             COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                                                                         -------------------
FREEPORT-MCMORAN COPPER & GO            COM      35671D857      360   9,445 SH   --     SOLE       --     --    --     9,445
GENENTECH INC                         COM NEW    368710406      311   3,275 SH   --     SOLE       --     --    --     3,275
GENERAL ELECTRIC CO                     COM      369604103      911  90,140 SH   --     SOLE       --     --    --    90,140
GILEAD SCIENCES INC                     COM      375558103      211   4,558 SH   --     SOLE       --     --    --     4,558
GOLDMAN SACHS GROUP INC                 COM      38141G104      368   3,473 SH   --     SOLE       --     --    --     3,473
HEADWATERS INC                          COM      42210P102      257  81,840 SH   --     SOLE       --     --    --    81,840
HELIX ENERGY SOLUTIONS GRP I            COM      42330P107      588 114,350 SH   --     SOLE       --     --    --   114,350
HEWLETT PACKARD CO                      COM      428236103      807  25,187 SH   --     SOLE       --     --    --    25,187
HOLLY CORP                         COM PAR $0.01 435758305   14,643 690,700 SH   --     SOLE       --     --    --   690,700
INTEL CORP                              COM      458140100    1,213  80,738 SH   --     SOLE       --     --    --    80,738
INTERNATIONAL BUSINESS MACHS CORP       COM      459200101    1,516  15,643 SH   --     SOLE       --     --    --    15,643
ISHARES TR                        FTSE XNHUA IDX 464287184    1,016  35,595 SH   --     SOLE       --     --    --    35,595
ISHARES TR                        MSCI EMERG MKT 464287234      352  14,180 SH   --     SOLE       --     --    --    14,180
ISHARES INC                         MSCI JAPAN   464286848      185  23,400 SH   --     SOLE       --     --    --    23,400
ISHARES INC                       MSCI PAC J IDX 464286665      685  27,810 SH   --     SOLE       --     --    --    27,810
ISHARES TR                        S&P MIDCAP 400 464287507      411   8,442 SH   --     SOLE       --     --    --     8,442
JOHNSON & JOHNSON                       COM      478160104      916  17,412 SH   --     SOLE       --     --    --    17,412
JOS A BANK CLOTHIERS INC                COM      480838101    1,286  46,225 SH   --     SOLE       --     --    --    46,225
JPMORGAN CHASE & CO                     COM      46625H100    1,462  55,006 SH   --     SOLE       --     --    --    55,006
KIMBERLY CLARK CORP                     COM      494368103      210   4,565 SH   --     SOLE       --     --    --     4,565
L-3 COMMUNICATIONS HLDGS INC            COM      502424104      508   7,487 SH   --     SOLE       --     --    --     7,487
LIBERTY GLOBAL INC                   COM SER A   530555101      386  26,512 SH   --     SOLE       --     --    --    26,512
LIBERTY MEDIA CORP NEW             INT COM SER A 53071M104       45  15,350 SH   --     SOLE       --     --    --    15,350
LOWES COS INC                           COM      548661107    1,964 107,628 SH   --     SOLE       --     --    --   107,628
MAXIM INTEGRATED PRODS INC              COM      57772K101      805  60,968 SH   --     SOLE       --     --    --    60,968
MEDTRONIC INC                           COM      585055106    3,378 114,629 SH   --     SOLE       --     --    --   114,629
MERCK & CO INC                          COM      589331107      270  10,112 SH   --     SOLE       --     --    --    10,112
METAVANTE TECNOLOGIES INC               COM      591407101      961  48,128 SH   --     SOLE       --     --    --    48,128
MICROSOFT CORP                          COM      594918104    1,316  71,645 SH   --     SOLE       --     --    --    71,645
MILLIPORE CORP                          COM      601073109      525   9,150 SH   --     SOLE       --     --    --     9,150
NOKIA CORP                         SPONSORED ADR 654902204      200  17,107 SH   --     SOLE       --     --    --    17,107
NOVARTIS A G                       SPONSORED ADR 66987V109    1,948  51,490 SH   --     SOLE       --     --    --    51,490
OCCIDENTAL PETE CORP DEL                COM      674599105    2,316  41,612 SH   --     SOLE       --     --    --    41,612
OMNICOM GROUP INC                       COM      681919106      244  10,442 SH   --     SOLE       --     --    --    10,442
PEPSICO INC                             COM      713448108    2,692  52,289 SH   --     SOLE       --     --    --    52,289
PFIZER INC                              COM      717081103      725  53,250 SH   --     SOLE       --     --    --    53,250
POWERSHARES ETF TRUST             WATER RESOURCE 73935X575      147  12,300 SH   --     SOLE       --     --    --    12,300
PRAXAIR INC                             COM      74005P104    1,377  20,471 SH   --     SOLE       --     --    --    20,471
PROCTER & GAMBLE CO                     COM      742718109    1,649  35,009 SH   --     SOLE       --     --    --    35,009
RENAISSANCERE HOLDINGS LTD              COM      G7496G103      415   8,400 SH   --     SOLE       --     --    --     8,400
SCHERING PLOUGH CORP                    COM      806605101      459  19,495 SH   --     SOLE       --     --    --    19,495
SCHLUMBERGER LTD                        COM      806857108      554  13,641 SH   --     SOLE       --     --    --    13,641
SOUTHERN CO                             COM      842587107      533  17,400 SH   --     SOLE       --     --    --    17,400
SOUTHWEST AIRLS CO                      COM      844741108    1,213 191,694 SH   --     SOLE       --     --    --   191,694
STRYKER CORP                            COM      863667101      303   8,900 SH   --     SOLE       --     --    --     8,900
SYSCO CORP                              COM      871829107    1,139  49,965 SH   --     SOLE       --     --    --    49,965
PRICE T ROWE GROUP INC                  COM      74144T108    1,979  68,559 SH   --     SOLE       --     --    --    68,559
TARGET CORP                             COM      87612E106    1,309  38,050 SH   --     SOLE       --     --    --    38,050
TEVA PHARMACEUTICAL INDS LTD            ADR      881624209    1,101  24,442 SH   --     SOLE       --     --    --    24,442
TEXAS INSTRS INC                        COM      882508104      373  22,578 SH   --     SOLE       --     --    --    22,578

                           FORM 13F INFORMATION TABLE

1ST QTR 2009

             COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                                                                         -------------------
TIFFANY & CO NEW                        COM      886547108      901  41,799 SH   --     SOLE       --     --    --    41,799
UNITED PARCEL SERVICE INC              CL B      911312106      775  15,755 SH   --     SOLE       --     --    --    15,755
UNITED TECHNOLOGIES CORP                COM      913017109      789  18,353 SH   --     SOLE       --     --    --    18,353
VALERO ENERGY CORP NEW                  COM      91913Y100      245  13,675 SH   --     SOLE       --     --    --    13,675
VERIZON COMMUNICATIONS INC              COM      92343V104      592  19,619 SH   --     SOLE       --     --    --    19,619
WAL MART STORES INC                     COM      931142103    1,729  33,189 SH   --     SOLE       --     --    --    33,189
WASTE MGMT INC DEL                      COM      94106L109    1,763  68,864 SH   --     SOLE       --     --    --    68,864
WEATHERFORD INTERNATIONAL LT            REG      H27013103      704  63,629 SH   --     SOLE       --     --    --    63,629
WESTERN UN CO                           COM      959802109      830  66,015 SH   --     SOLE       --     --    --    66,015
WILLIAMS COS INC DEL                    COM      969457100      409  35,950 SH   --     SOLE       --     --    --    35,950
WYETH                                   COM      983024100      421   9,783 SH   --     SOLE       --     --    --     9,783
XTO ENERGY INC                          COM      98385X106    1,484  48,473 SH   --     SOLE       --     --    --    48,473
ZIMMER HLDGS INC                        COM      98956P102      887  24,300 SH   --     SOLE       --     --    --    24,300
                                                 Total      111,250